34. EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD
34.	EVENTS AFTER THE REPORTING PERIOD
34.1.	Acquisition in Saudi Arabia

On May 7, 2020 the Company’s wholly-owned subsidiary Badi Limited executed a share purchase agreement with Hungry Bunny Limited and others, establishing the terms and conditions for the acquisition of 100% of the capital stock of Joody Al Sharqiya Food Production Factory, a food processing company in Saudi Arabia. The transaction was concluded on January 18, 2021, after the satisfaction of conditions precedent, for an amount equivalent to R$41,620 (SAR29,793) paid in cash, with a preliminary goodwill of R$12,684 (SAR9,013) and from this date, the Joody Al Sharqiya Food Production Factory has become a wholly-owned subsidiary of Badi Limited.

34.2.	Purchase of remaining capital stock in BRF Al Yasra Food K.S.C.C. (“BRF AFC”)

On March 9, 2021 the Company, through its wholly-owned subsidiary One Foods Holdings Ltd., acquired the minority stake of 25% of BRF AFC, entity located in Kuwait, for the amount equivalent to R$238,383 (USD40,825). Therefore, from this date onwards the Company owns 100%, legally and economically, of the referred subsidiary.